Shareholders' Equity (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 286,890	$ 457,587	$ 695,299
Balance	351,576	286,890	457,587
Accumulated Other Comprehensive Income (Losses) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(424,263)	(302,467)	(218,735)
Other comprehensive (loss) income before reclassifications	(29,014)	(108,027)	(81,139)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	11,628	(13,769)	(2,593)
Net current-period other comprehensive (loss) income	(17,386)	(121,796)	(83,732)
Balance	(441,649)	(424,263)	(302,467)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(431,190)	(302,889)	(217,136)
Other comprehensive (loss) income before reclassifications	(9,891)	(128,301)	(85,753)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	0	0	0
Net current-period other comprehensive (loss) income	(9,891)	(128,301)	(85,753)
Balance	(441,081)	(431,190)	(302,889)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	7,876	1,598	(768)
Other comprehensive (loss) income before reclassifications	(18,813)	20,487	5,158
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	11,242	(14,209)	(2,792)
Net current-period other comprehensive (loss) income	(7,571)	6,278	2,366
Balance	305	7,876	1,598
Post-Employment Benefits [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(949)	(1,176)	(831)
Other comprehensive (loss) income before reclassifications	(310)	(213)	(544)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	386	440	199
Net current-period other comprehensive (loss) income	76	227	(345)
Balance	$ (873)	$ (949)	$ (1,176)